OTHER (EXPENSE) INCOME, NET (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of subsidiaries (Note (a))	$ 2,196,198	[1]	[1]	[1]
Hami Huiteng Electrics Co., Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage	100.00%
Consideration for disposal	4,300,000
Collected	2,700,000
Carrying value of the assets for sale	3,600,000
Gain on disposal of subsidiaries (Note (a))	700,000	[1]
Jinchang New Sunshine Solar Power Co., Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage	100.00%
Consideration for disposal	1,900,000
Collected	1,600,000
Carrying value of the assets for sale	400,000
Gain on disposal of subsidiaries (Note (a))	$ 1,500,000	[1]

[1]	The gain on disposal of subsidiaries for the year ended December 31, 2013 arose from disposal of the Company's wholly owned subsidiaries, Jinchang New Sunshine Solar Power Co., Ltd ("Jinchang New Sunshine") and Hami Huiteng Solar Power Co., Ltd ("Hami Huiteng"). Jinchang New Sunshine and Hami Huiteng were mainly engaged in photovoltaic project's engineering and sales, and were on their pre-operating stage. During the current year, the Company entered into sale agreements with Changzhou Guangyu New Energy Co., Ltd. and Changzhou Dinghui New Energy Co., Ltd. to dispose of its 100% equity interest in Jinchang New Sunshine and Hami Huiteng, respectively. The disposals were completed on December 10, 2013. The amount of the consideration for disposal of Jinchang New Sunshine was $1.9 million, of which $1.6 million has been collected. The carrying amount of net assets on the date of disposal was $0.4 million. The Company recorded a disposal gain of US$1.5 million in Other (expense) income, net. The amount of the consideration for disposal of Hami Huiteng was $4.3 million, of which $2.7 million has been collected. The carrying amount of net assets on the date of disposal was $3.6 million. The Company recorded a disposal gain of US$0.7 million in Other (expense) income, net. The disposals did not constitute discontinued operations as the Company will continuously be the sole material provider of Jinchang New Sunshine and Hami Huiteng, for the construction of the photovoltaic projects, and therefore, significant cash inflows are expected to be received by the Company as a result of such continuation of activities with Jinchang New Sunshine and Hami Huiteng after the disposal transaction.